Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Impaired Loans by Loan Portfolio Class - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
With an allowance recorded:
Related allowance	$ 40	$ 66
Total:
Recorded investment	1,191	3,453
Unpaid principal balance	1,197	3,477
Related allowance	40	66
Average recorded investment	4,463	3,497
Interest income recognized	201	88
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	0	837
Unpaid principal balance, with no related allowance recorded	0	837
Average recorded investment, with no related allowance recorded	828	839
Interest income recognized, with no related allowance recorded	15	15
With an allowance recorded:
Recorded investment, with an allowance recorded	0	0
Unpaid principal balance, with an allowance recorded	0	0
Related allowance	0	0
Average recorded investment, with an allowance recorded	0	0
Interest income recognized, with an allowance recorded	0	0
Total:
Recorded investment	0	837
Unpaid principal balance	0	837
Related allowance	0	0
Average recorded investment	828	839
Interest income recognized	15	15
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	653	1,317
Unpaid principal balance, with no related allowance recorded	659	1,333
Average recorded investment, with no related allowance recorded	1,464	1,341
Interest income recognized, with no related allowance recorded	62	39
With an allowance recorded:
Recorded investment, with an allowance recorded	321	228
Unpaid principal balance, with an allowance recorded	321	231
Related allowance	33	29
Average recorded investment, with an allowance recorded	556	231
Interest income recognized, with an allowance recorded	22	0
Total:
Recorded investment	974	1,545
Unpaid principal balance	980	1,564
Related allowance	33	29
Average recorded investment	2,020	1,572
Interest income recognized	84	39
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	0	67
Unpaid principal balance, with no related allowance recorded	0	72
Average recorded investment, with no related allowance recorded	66	74
Interest income recognized, with no related allowance recorded	5	0
With an allowance recorded:
Recorded investment, with an allowance recorded	0	0
Unpaid principal balance, with an allowance recorded	0	0
Related allowance	0	0
Average recorded investment, with an allowance recorded	0	0
Interest income recognized, with an allowance recorded	0	0
Total:
Recorded investment	0	67
Unpaid principal balance	0	72
Related allowance	0	0
Average recorded investment	66	74
Interest income recognized	5	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	0	537
Unpaid principal balance, with no related allowance recorded	0	537
Average recorded investment, with no related allowance recorded	1,085	542
Interest income recognized, with no related allowance recorded	77	17
With an allowance recorded:
Recorded investment, with an allowance recorded	133	332
Unpaid principal balance, with an allowance recorded	133	332
Related allowance	7	29
Average recorded investment, with an allowance recorded	332	331
Interest income recognized, with an allowance recorded	9	10
Total:
Recorded investment	133	869
Unpaid principal balance	133	869
Related allowance	7	29
Average recorded investment	1,417	873
Interest income recognized	86	27
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	0	0
Unpaid principal balance, with no related allowance recorded	0	0
Average recorded investment, with no related allowance recorded	0	0
Interest income recognized, with no related allowance recorded	0	0
With an allowance recorded:
Recorded investment, with an allowance recorded	0	0
Unpaid principal balance, with an allowance recorded	0	0
Related allowance	0	0
Average recorded investment, with an allowance recorded	0	0
Interest income recognized, with an allowance recorded	0	0
Total:
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	84	90
Unpaid principal balance, with no related allowance recorded	84	90
Average recorded investment, with no related allowance recorded	87	93
Interest income recognized, with no related allowance recorded	7	7
With an allowance recorded:
Recorded investment, with an allowance recorded	0	45
Unpaid principal balance, with an allowance recorded	0	45
Related allowance	0	8
Average recorded investment, with an allowance recorded	45	46
Interest income recognized, with an allowance recorded	4	0
Total:
Recorded investment	84	135
Unpaid principal balance	84	135
Related allowance	0	8
Average recorded investment	132	139
Interest income recognized	11	7
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	0	0
Unpaid principal balance, with no related allowance recorded	0	0
Average recorded investment, with no related allowance recorded	0	0
Interest income recognized, with no related allowance recorded	0	0
With an allowance recorded:
Recorded investment, with an allowance recorded	0	0
Unpaid principal balance, with an allowance recorded	0	0
Related allowance	0	0
Average recorded investment, with an allowance recorded	0	0
Interest income recognized, with an allowance recorded	0	0
Total:
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	0	0
Unpaid principal balance, with no related allowance recorded	0	0
Average recorded investment, with no related allowance recorded	0	0
Interest income recognized, with no related allowance recorded	0	0
With an allowance recorded:
Recorded investment, with an allowance recorded	0	0
Unpaid principal balance, with an allowance recorded	0	0
Related allowance	0	0
Average recorded investment, with an allowance recorded	0	0
Interest income recognized, with an allowance recorded	0	0
Total:
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Interest income recognized	$ 0	$ 0